PRINCIPAL ACCOUNTING POLICIES - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of Revenue
Net loss	¥ (1,957,543)	$ (275,715)	¥ (2,008,005)	¥ (2,471,127)
Net revenues	10,506,250	$ 1,479,774	9,367,595	6,866,262
Operations and support costs
Disaggregation of Revenue
Rider incentives	41,056		79,238	88,494
Consumer incentives	1,055,745		1,013,636	715,883
Selling and marketing expense
Disaggregation of Revenue
Consumer incentives	2,548,189		2,782,585	2,223,109
JDDJ
Disaggregation of Revenue
Net revenues	6,491,754		6,210,025	4,045,550
JDDJ | Service
Disaggregation of Revenue
Net revenues	6,489,420		6,205,180	4,045,550
JDDJ | Fulfillment services and others
Disaggregation of Revenue
Net revenues	2,679,052		2,373,962	1,770,244
JDDJ | Commission fee, and advertising and marketing services
Disaggregation of Revenue
Net revenues	3,810,368		3,831,218	2,275,306
JDDJ | Sales of goods
Disaggregation of Revenue
Net revenues	2,334		4,845
Dada Now
Disaggregation of Revenue
Net revenues	4,014,496		3,157,570	2,820,712
Dada Now | Service
Disaggregation of Revenue
Net revenues	3,963,593		3,082,928	2,753,458
Dada Now | On-demand delivery services
Disaggregation of Revenue
Net revenues	3,279,905		2,343,206	1,681,121
Dada Now | Sales of goods
Disaggregation of Revenue
Net revenues	50,903		74,642	67,254
Dada Now | Operations and support costs
Disaggregation of Revenue
Net loss	¥ 53,074		¥ 85,177	¥ 95,281